Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101        20       225  SH          Sole
Abbott Labs	     Common    002824100     33625    627919  SH          Sole
Adobe Systems        Common    00724F101     26742    666050  SH          Sole
Alcon Inc	     Common    H01301102     32299    239410  SH          Sole
American Express     Common    025816109     35300    576993  SH          Sole
Auto Data Processing Common    053015103     34146    704480  SH          Sole
Autodesk	     Common    052769106     30695    651979  SH          Sole
Bard (C.R)	     Common    067383109     17616    213190  SH	  Sole
Broadridge Fin Sol   Common    11133T103      3330    174158  SH	  Sole
Bershire Hathaway B  Common    084670207       487       135  SH          Sole
Cisco Sys Inc        Common    17275R102     45613   1637803  SH          Sole
Coca-Cola CO         Common    191216100     33945    648927  SH          Sole
Ebay Inc.            Common    278642103     25614    795947  SH          Sole
Harley-Davidson Inc. Common    412822108     14621    245277  SH	  Sole
Johnson & Johnson    Common    478160104        15       242  SH          Sole
McGraw Hill          Common    580645109     28914    424712  SH          Sole
Medtronic Inc.       Common    585055106     27084    522249  SH          Sole
Microsoft Corp.      Common    594918104     36692   1245065  SH          Sole
Nike Inc.	     Common    654106103     22037    378052  SH	  Sole
Oracle Corp	     Common    68389X105     43806   2222547  SH          Sole
Pepsico Inc          Common    713448108     33530    517045  SH          Sole
Staples Inc          Common    855030102     21274    896514  SH          Sole
Stryker              Common    863667101     32675    517909  SH          Sole